Changes in Accounting Policies (IFRS 9) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method	¥ 145,325	¥ 130,305	¥ 132,499
Increase/(decrease) due to IFRS9 - associates [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit	(2,194)
PRC statutory reserves	(548)
Increase of other comprehensive income of the group	548
Investments accounted for using the equity method	¥ (2,194)
Increase/(decrease) due to IFRS9 - classification and measurement [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value profit or loss		65,630
Equity investments measured at fair value of other comprehensive income		44
Financial assets at fair value of other comprehensive income reserve		19
Increase/(decrease) due to IFRS9 - Impairment [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit		(165)
PRC statutory reserves		¥ (6)